UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment                 [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report

Name:           ABN AMRO ASSET MANAGEMENT HOLDINGS, INC.
Address:        161 N. Clark Street, 9th Floor
                Chicago, IL 60601


13F File Number: 28-07262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:   Heather Birmingham
Title:  Vice President
Phone:  312-884-2366

Signature, Place, and Date of Signing


Heather Birmingham   Chicago, IL   May 8, 2007

AAAMH itself does not in fact exercise, and therefore disclaims, investment discretion with respect to any Section 13(f) securities positions over which its operating subsidiaries in fact exercise investment discretion. To the extent, however, that the ownership interest of AAAMH in its operating subsidiaries may nevertheless give rise to a Form 13F filing obligation, the information required by Form 13F is reported herein by AAAMH on behalf of itself and the aforementioned operating subsidiaries. The securities positions of Montag & Caldwell, Inc. ("M&C"), a wholly owned subsidiary of AAAMH which is an institutional investment manager subject to Section 13(f) of the Act, are not reported herein. The securities positions managed by M&C are reported in a Form 13F filed by M&C. AAAMH owns a 50% interest in Veredus Asset Management LLC ("Veredus"), an institutional investment manager subject to Section 13(f) of the Act. The securities positions managed by Veredus are not reported herein, but are reported in a Form 13F filed by Veredus. AAAMH owns a 45% interest in River Road Asset Management LLC ("River Road"), an institutional investment manager subject to 13(f) of the act. The security positions managed by River Road are not reported herein, but are reported in a Form 13F filed by River Road. AAAMH owns 100% of TAMRO Capital Partners LLC ("TAMRO"), an institutional investment manager subject to 13(f) of the act. The security positions managed by TAMRO are not reported herein, but are reported in a Form 13F filed by TAMRO. Also, on January 1, 2006, ABN AMRO Asset Management (USA) LLC (13-F File 28-4391) merged into ABN AMRO Asset Management, Inc. (13F File 28-10069).

Report Type (Check only one.)

[ ]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[x] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-00288                        Montag & Caldwell, Inc.
28-04171                        Veredus Asset Management LLC
28-11487                        River Road Asset Management LLC
28-10212                        TAMRO Capital Partners LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:        1
 Form 13F Information Table Entry Total:  95
 Form 13F Information Table Value Total:  3,326,694 (X1000)

List of Other Included Managers:
No.     Form 13F File Number            Name
2       28-10069                       ABN AMRO Asset Management, Inc.

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
                                                                       FORM 13F  03/31/07
                                                  REPORTING MANAGER: ABN AMRO Asset Management Holdings, Inc.                 Page 1



             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.  MANA-        VOTING     AUTHORITY
                                  OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE     SHARED       NONE
                                 CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)        (B)         (C)


 AFLAC INC                      Common   00105510      23,033      489,449 SH     X           2         458,059               31,390
 AMB PROPERTY CORP              Common   00163T10      34,609      588,685 SH     X           2         565,335               23,350
 ABBOTT LABORATORIES            Common   00282410         446        8,000 SH     X           2           8,000
 ALTRIA GROUP INC               Common   02209S10         211        2,400 SH     X           2           2,400
 AMERICAN INTERNAT'L GROUP      Common   02687410      28,809      428,584 SH     X           2         401,174               27,410
 AMGEN INC                      Common   03116210      18,098      323,875 SH     X           2         303,355               20,520
 APARTMENT INVT & MNGT CO       Common   03748R10      43,642      756,500 SH     X           2         671,400               85,100
 ARCHSTONE SMITH TRUST          Common   03958310      69,782    1,285,600 SH     X           2       1,233,700               51,900
 AVALONBAY COMMUNITIES INC      Common   05348410      67,101      516,161 SH     X           2         495,261               20,900
 BRE PROPERTIES-CL A            Common   05564E10      34,139      540,600 SH     X           2         516,000               24,600
 BIOMED REALTY TRUST INC        Common   09063H10      34,007    1,293,050 SH     X           2       1,142,750              150,300
 BOEING CO                      Common   09702310      22,279      250,580 SH     X           2         234,590               15,990
 BOSTON PROPERTIES INC          Common   10112110      60,825      518,100 SH     X           2         497,900               20,200
 BRANDYWINE REALTY TRUST        Common   10536820      63,621    1,904,250 SH     X           2       1,684,000              220,250
 BROOKFIELD PROPERTIES CORP     Common   11290010      48,380    1,200,500 SH     X           2       1,149,400               51,100
 CIT GROUP INC                  Common   12558110      20,250      382,648 SH     X           2         358,435               24,213
 CARNIVAL CORP                  Common   14365830      23,160      494,230 SH     X           2         462,920               31,310
 CINTAS CORP                    Common   17290810      16,866      467,212 SH     X           2         437,529               29,683
 CLOROX CO                      Common   18905410         408        6,400 SH     X           2           6,400
 COCA COLA CO                   Common   19121610         408        8,500 SH     X           2           8,500
 COUSINS PROPERTIES INC         Common   22279510      39,902    1,214,300 SH     X           2       1,041,300              173,000
 DELL INC                       Common   24702R10      18,628      802,598 SH     X           2         751,988               50,610
 DEVELOPERS DIVERSIFIED REALTY CCommon   25159110     142,774    2,269,850 SH     X           2       2,083,900              185,950
 DUKE REALTY CORP               Common   26441150      36,310      835,300 SH     X           2         740,700               94,600
 EMC CORPORATION                Common   26864810      14,509    1,047,610 SH     X           2         981,600               66,010
 EASTGROUP PROPERTIES           Common   27727610      20,718      406,000 SH     X           2         360,050               45,950
 ECOLAB INC                     Common   27886510      11,197      260,397 SH     X           2         243,807               16,590
 ELECTRONIC ARTS INC            Common   28551210      33,476      664,735 SH     X           2         622,695               42,040
 ENTERTAINMENT PROPERTIES TR    Common   29380T10      48,387      803,100 SH     X           2         710,500               92,600
 EQUITY RESIDENTIAL PROPS TR    Common   29476L10      49,296    1,022,100 SH     X           2         945,350               76,750
 ESSEX PROPERTY TRUST INC       Common   29717810      26,239      202,650 SH     X           2         194,850                7,800
 EXPRESS SCRIPTS INC-CL A       Common   30218210      31,623      391,766 SH     X           2         366,935               24,831
 EXTRA SPACE STORAGE INC        Common   30225T10      44,180    2,332,650 SH     X           2       2,062,950              269,700
 EXXON MOBIL CORP               Common   30231G10      18,771      248,792 SH     X           2         232,760               16,032
 FEDERAL REALTY INVS TRUST      Common   31374720      48,536      535,600 SH     X           2         514,200               21,400
 FIRST INDUSTRIAL REALTY TR     Common   32054K10      40,007      883,150 SH     X           2         781,750              101,400
 GENERAL ELECTRIC CO            Common   36960410      36,945    1,044,818 SH     X           2         972,567               72,251
 GENERAL GROWTH PROPERTIES      Common   37002110      32,422      502,126 SH     X           2         482,200               19,926
 GILEAD SCIENCES INC            Common   37555810      31,154      406,440 SH     X           2         380,480               25,960
 HEALTH CARE PPTYS INVEST INC   Common   42191510     169,963    4,717,250 SH     X           2       4,273,150              444,100
 HEALTHCARE REALTY TRUST INC    Common   42194610      11,891      318,800 SH     X           2         283,400               35,400
 HOST HOTELS & RESORTS INC      Common   44107P10       3,620      137,600 SH     X           2         137,600
 ILLINOIS TOOL WORKS INC.       Common   45230810      33,331      645,954 SH     X           2         595,729               50,225
 ISHARES S&P SMALLCAP 600       Common   46428780         795       11,700 SH     X           2          11,700
 JOHNSON & JOHNSON              Common   47816010         386        6,400 SH     X           2           6,400
 JOHNSON CONTROLS INC.          Common   47836610      26,596      281,085 SH     X           2         281,085
 KILROY REALTY CORP             Common   49427F10      48,151      652,900 SH     X           2         627,000               25,900
 KIMCO REALTY CORP              Common   49446R10      81,592    1,674,024 SH     X           2       1,580,924               93,100
 KITE REALTY GROUP TRUST        Common   49803T10      24,983    1,252,300 SH     X           2       1,107,473              144,827



                                                                      FORM 13F 03/31/07
                                                  REPORTING MANAGER: ABN AMRO Asset Management Holdings, Inc.                 Page 2



             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.  MANA-        VOTING     AUTHORITY
                                  OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE     SHARED       NONE
                                 CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)        (B)         (C)


 KOHLS CORP                     Common   50025510      29,568      385,953 SH     X           2         361,638               24,315
 LIBERTY PROPERTY TRUST         Common   53117210      69,548    1,427,500 SH     X           2       1,257,700              169,800
 LINEAR TECHNOLOGY CORP         Common   53567810      17,824      564,229 SH     X           2         529,145               35,084
 THE MACERICH CO                Common   55438210      25,805      279,400 SH     X           2         248,250               31,150
 MACK-CALI REALTY CORP          Common   55448910      67,837    1,424,250 SH     X           2       1,262,900              161,350
 MAGUIRE PROPERTIES INC         Common   55977510      11,481      322,850 SH     X           2         286,100               36,750
 MEDTRONIC INC                  Common   58505510      18,164      370,238 SH     X           2         347,358               22,880
 MERRILL LYNCH & CO             Common   59018810      24,387      298,600 SH     X           2         279,550               19,050
 MICROSOFT CORP                 Common   59491810      30,589    1,097,545 SH     X           2       1,028,257               69,288
 MID AMERICA APARTMENT COMM     Common   59522J10      12,149      215,950 SH     X           2         191,400               24,550
 NATIONAL RETAIL PROPERTIES     Common   63741710      32,249    1,333,150 SH     X           2       1,179,650              153,500
 OMNICOM GROUP                  Common   68191910      19,831      193,697 SH     X           2         181,437               12,260
 PS BUSINESS PARKS INC/CA       Common   69360J10      30,486      432,300 SH     X           2         392,400               39,900
 PENN REAL ESTATE INVEST TST    Common   70910210      30,011      677,000 SH     X           2         599,900               77,100
 PEOPLES BANK BRIDGEPORT        Common   71019810         340        7,650 SH     X           2           7,650
 PFIZER INC                     Common   71708110      12,541      496,466 SH     X           2         464,596               31,870
 PRAXAIR INC.                   Common   74005P10      23,742      377,091 SH     X           2         353,331               23,760
 T ROWE PRICE GROUP             Common   74144T10      14,677      311,025 SH     X           2         291,195               19,830
 PROCTER & GAMBLE CO            Common   74271810      23,521      372,410 SH     X           2         349,190               23,220
 PROLOGIS TRUST                 Common   74341010     102,976    1,585,950 SH     X           2       1,524,000               61,950
 PUBLIC STORAGE                 Common   74460D10      63,751      673,400 SH     X           2         623,800               49,600
 QUALCOMM INC                   Common   74752510      17,604      412,667 SH     X           2         386,327               26,340
 RAMCO-GERSHENSON PROPERTIES    Common   75145220      37,196    1,041,600 SH     X           2         923,050              118,550
 REALTY INCOME CORP             Common   75610910      23,843      845,500 SH     X           2         744,000              101,500
 ROCKWELL AUTOMATION INC        Common   77390310      19,277      321,975 SH     X           2         297,845               24,130
 ROCKY BRANDS INC               Common   77451510         813       71,350 SH     X           2          71,350
 RUBY TUESDAY INC               Common   78118210         252        8,820 SH     X           2           8,820
 SL GREEN REALTY CORP           Common   78440X10      84,270      614,300 SH     X           2         589,700               24,600
 SLM CORP                       Common   78442P10      29,004      709,151 SH     X           2         664,281               44,870
 SIMON PROPERTY GROUP INC       Common   82880610     166,353    1,495,305 SH     X           2       1,411,955               83,350
 SOUTHWEST AIRLINES             Common   84474110      15,547    1,057,629 SH     X           2         992,638               64,991
 STARBUCKS CORP                 Common   85524410      25,540      814,401 SH     X           2         763,085               51,316
 STARWOOD HOTELS & RESORTS      Common   85590A40      21,799      336,150 SH     X           2         320,050               16,100
 STATE STREET CORPORATION       Common   85747710      22,524      347,859 SH     X           2         326,104               21,755
 SYSCO CORP                     Common   87182910      24,353      719,866 SH     X           2         674,171               45,695
 TJX COMPANIES INC              Common   87254010      22,696      841,854 SH     X           2         788,813               53,041
 TANGER FACTORY OUTLET CENTER   Common   87546510      25,161      622,950 SH     X           2         553,250               69,700
 TAUBMAN CENTERS INC            Common   87666410      60,101    1,036,400 SH     X           2         994,200               42,200
 TEXAS INSTRUMENTS INC          Common   88250810      35,017    1,163,354 SH     X           2       1,089,724               73,630
 UNITED DOMINION REALTY TRUST   Common   90265310      43,597    1,423,800 SH     X           2       1,265,100              158,700
 VENTAS INC                     Common   92276F10      98,388    2,335,350 SH     X           2       2,129,700              205,650
 VORNADO REALTY TRUST           Common   92904210      76,222      638,700 SH     X           2         612,850               25,850
 WACHOVIA CORP                  Common   92990310      20,236      367,590 SH     X           2         344,310               23,280
 WALGREEN CO.                   Common   93142210      34,587      753,685 SH     X           2         704,533               49,152
 WYETH                          Common   98302410         200        4,000 SH     X           2           4,000
 ALCON INC                      Common   H0130110      24,180      183,431 SH     X           2         171,720               11,711

GRAND TOTAL                                         3,326,694


